Acquisitions and divestitures - (Details 2) - PTVI [Member] $ in Millions	Jun. 28, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Cash consideration received	$ 155
Fair value of 33.9% interest retained (i)	1,910
Effects of the deconsolidation:
Derecognition of net assets of PTVI	(3,697)
Gain on derecognition of noncontrolling shareholders	1,628
Gain on the reclassification of cumulative translation adjustments	1,063
Gain on the transaction recorded in the income statement	$ 1,059